SALARIES AND BENEFITS EXPENSE (Additional Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013 Positions	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated		207
Severance costs						$ 6	$ 89	$ 15
Labor and Related Expense	529		500	1,097	1,006	2,475	2,087	1,868
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	2		2	2	2
Expense Reduction Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs		28
Labor and Related Expense		$ 29